Employee benefits (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans
	2011	2010
Shares of Popular, Inc. common stock	2,745,720	2,745,720
Fair value of shares of Popular, Inc. common stock	$3,816,551	$8,621,561
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements
	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$603,254	$557,308	$30,301	$26,396
Interest cost	31,139	31,513	1,581	1,537
Termination benefit loss	15,559	-	-	-
Actuarial loss	87,403	58,019	5,695	3,235
Benefits paid	(30,906)	(43,586)	(1,138)	(867)
Benefit obligation at end of year	$706,449	$603,254	$36,439	$30,301
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$442,566	$413,631	$22,012	$20,501
Actual return on plan assets	14,929	45,932	757	2,333
Employer contributions	124,552	26,589	6,751	45
Benefits paid	(30,906)	(43,586)	(1,138)	(867)
Fair value of plan assets at end of year	$551,141	$442,566	$28,382	$22,012
Amounts recognized in accumulated other comprehensive loss:
Net loss	$281,431	$176,910	$14,387	$8,237
Accumulated other comprehensive loss (AOCL)	$281,431	$176,910	$14,387	$8,237
Reconciliation of net liabilities:
Net liabilities at beginning of year	$(160,688)	$(143,677)	$(8,289)	$(5,896)
Amount recognized in AOCL at beginning of year, pre-tax	176,910	146,935	8,237	6,119
Amount prepaid (accrued) at beginning of year	16,222	3,258	(52)	223
Net periodic benefit credit (cost)	908	(9,396)	(369)	(320)
Additional benefit cost	(15,559)	(4,229)	-	-
Contributions	124,552	26,589	6,751	45
Amount prepaid (accrued) at end of year	126,123	16,222	6,330	(52)
Amount recognized in AOCL	(281,431)	(176,910)	(14,387)	(8,237)
Net liabilities at end of year	$(155,308)	$(160,688)	$(8,057)	$(8,289)

Schedule Of Breakdown Of Pension And Restoration Plans Liabilities
	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Current liabilities	$-	$-	$50	$51
Non-current liabilities	155,308	160,688	8,007	8,238

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Projected benefit obligation	$706,449	$603,254	$36,439	$30,301
Accumulated benefit obligation	706,449	603,254	36,439	30,301
Fair value of plan assets	551,141	442,566	28,382	22,012

Schedule Actuarial Assumptions Used To Determined The Benefit Obligation
	2011	2010
Discount rate:
P.R. Plans	4.40%	5.30%
Rate of compensation increase - weighted average:
P.R. Plans	-	-

Schedule of Assumptions Used [Table Text Block]
	Pension plans			Benefit restoration plans
	2011	2010	2009	2011	2010	2009
Discount rate:
P.R. Plans	5.30%	5.90%	6.10%	5.30%	5.90%	6.10%
U.S. Plans	0	0	4.00	0	0	0
Discount rate at remeasurement	0	0	6.70%	0	0	6.70%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Rate of compensation increase - weighted average:
P.R. Plans	0	0	4.50%	0	0	4.50%

Schedule Of Employer Contribution To Benefit Plan
(In thousands)	2012
Pension plan	$-
Benefit restoration plans	$50

Schedule Of Changes In Accumulated Postemployment Benefit Obligations Table Text Block
(In thousands)	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of the year	$164,313	$111,628
Service cost	2,016	1,727
Interest cost	8,543	6,434
Temporary deviation loss	437	86
Termination benefit loss	-	671
Benefits paid	(6,108)	(5,068)
Actuarial loss	11,788	$48,835
Benefit obligation end of year	$180,989	164,313
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(200)	$(1,161)
Net loss	37,669	26,949
Accumulated other comprehensive loss	$37,469	$25,788
Reconciliation of net liability:
Net liability at beginning of year	$(164,313)	$(111,628)
Amount recognized in accumulated other comprehensive loss (income) at beginning of year, pre-tax	25,788	(25,268)
Amount accrued at beginning of year	(138,525)	(136,896)
Additional benefit cost	(437)	(757)
Net periodic benefit cost	(10,666)	(5,940)
Contributions	6,108	5,068
Amount accrued at end of year	(143,520)	(138,525)
Amount recognized in accumulated other comprehensive loss	(37,469)	(25,788)
Net liability at end of year	$(180,989)	$(164,313)

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities

(In thousands)	2011	2010
Current liabilities	$6,939	$6,159
Non-current liabilities	174,050	158,154

Schedule Of Discount Rate Assumed Health Care Cost Trend Rates Used To Determined The Benefit Obligation And Net Periodic Benefit Cost
To determine benefit obligation:	2011	2010
Discount rate	4.40%	5.30%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	25.00%
All other plans	7.00	6.50
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014

To determine net periodic benefit cost:	2011	2010	2009
Discount rate	5.30%	5.90%	6.10%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	7.00%	7.50%
All other plans	6.50	7.00	7.50
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2014	2014	2014

Schedule Of Effects Of Changes In The Assumed Health Care Cost Trend Rates
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$299	$(370)
Effect on postretirement benefit obligation	$6,680	$(7,837)

Excluding Interest In Master Trust [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
	2011				2010
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities	$3,817	$-	$-	$3,817	$8,622	$-	$-	$8,622
Private equity investments	-	-	937	937	-	-	836	836
Cash and cash equivalents	96	-	-	96	18	-	-	18
Total assets, excluding interest in Master Trust	$3,913	$-	$937	$4,850	$8,640	$-	$836	$9,476

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2011	2010
Balance at beginning of year	$836	$939
Actual return on plan assets:
Change in unrealized gain (loss) relating to instruments still held at the reporting date	101	(48)
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Purchases, sales, issuances, settlements, paydowns and maturities (net)	-	(55)
Transfers in and / or out of Level 3	-	-
Balance at end of year	$937	$836

Master Trust [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
	2011				2010
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$182,892	$-	$182,892	$-	$50,417	$-	$50,417
Corporate bonds and debentures	-	44,463	-	44,463	-	47,263	-	47,263
Equity securities	239,754	-	-	239,754	228,054	-	-	228,054
Index fund - equity	39,897	-	-	39,897	2,267	-	-	2,267
Index fund - fixed income	-	2,396	-	2,396	-	2,284	-	2,284
Foreign equity fund	-	59,699	-	59,699	-	65,491	-	65,491
Foreign index fund	-	24,676	-	24,676	-	-	-	-
Commodity fund	-	14,568	-	14,568	-	17,409	-	17,409
Mortgage-backed securities	-	10,570	-	10,570	-	72,959	-	72,959
Private equity investments	-	-	937	937	-	-	836	836
Cash and cash equivalents	10,490	-	-	10,490	25,926	-	-	25,926
Accrued investment income	-	-	1,574	1,574	-	-	1,655	1,655
Total assets	$290,141	$339,264	$2,511	$631,916	$256,247	$255,823	$2,491	$514,561

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2011	2010
Balance at beginning of year	$2,491	$2,613
Actual return on plan assets:
Change in unrealized gain (loss) relating to instruments still held at the reporting date	101	(58)
Settlements	(81)	(64)
Balance at end of year	$2,511	$2,491

Pension Plan
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	Pension plans		Benefit restoration plans
	2011	2010	2011	2010
Accumulated other comprehensive loss at beginning of year	$176,910	$146,935	$8,237	$6,119
Increase (decrease) in AOCL:
Recognized during the year:
Actuarial losses	(11,314)	(12,974)	(591)	(397)
Occurring during the year:
Net actuarial losses	115,835	42,949	6,741	2,515
Total increase in AOCL	104,521	29,975	6,150	2,118
Accumulated other comprehensive loss at end of year	$281,431	$176,910	$14,387	$8,237

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	Pension plans	Benefit restoration plans
Net loss	$21,703	$1,293

Components of Net Periodic Pension/Postretirement Benefit Cost
	Pension plans			Benefit restoration plans
(In thousands)	2011	2010	2009	2011	2010	2009
Service cost	$-	$-	$3,330	$-	$-	$340
Interest cost	31,139	31,513	32,672	1,581	1,537	1,616
Expected return on plan assets	(43,361)	(30,862)	(25,543)	(1,803)	(1,614)	(1,239)
Amortization of prior service cost (credit)	-	-	44	-	-	(9)
Recognized net actuarial loss	11,314	8,745	13,794	591	397	869
Net periodic benefit (credit) cost	(908)	9,396	24,297	369	320	1,577
Settlement loss	-	4,229	-	-	-	-
Termination benefit loss	15,559	-	-	-	-	-
Curtailment loss (gain)	-	-	820	-	-	(340)
Total benefit cost	$14,651	$13,625	$25,117	$369	$320	$1,237

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
2012	$43,642	$1,414
2013	35,973	1,543
2014	35,986	1,670
2015	36,283	1,896
2016	36,871	2,000
2017 - 2021	193,834	11,079

Postretirement Benefit Plan
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	2011	2010
Accumulated other comprehensive loss (income) at beginning of year	$25,788	$(25,268)
Increase (decrease) in accumulated other comprehensive loss (income):
Recognized during the year:
Prior service credit	961	1,046
Actuarial (losses) gains	(1,068)	1,175
Occurring during the year:
Net actuarial losses	11,788	48,835
Total increase in accumulated other comprehensive loss	11,681	51,056
Accumulated other comprehensive loss at end of year	$37,469	$25,788

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	2012
Net prior service credit	$(200)
Net loss	$2,161

Components of Net Periodic Pension/Postretirement Benefit Cost
(In thousands)	2011	2010	2009
Service cost	$2,016	$1,727	$2,195
Interest cost	8,543	6,434	8,105
Amortization of prior service credit	(961)	(1,046)	(1,046)
Recognized net actuarial loss (gain)	1,068	(1,175)	-
Net periodic benefit cost	10,666	5,940	9,254
Temporary deviation loss	437	86	-
Termination benefit loss	-	671	-
Total benefit cost	$11,103	$6,697	$9,254

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)
2012	$7,438
2013	7,472
2014	7,666
2015	7,872
2016	8,185
2017 - 2021	46,871

Pensions And Benefit Restoration Plans [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
(In thousands)	2011	2010
Investments, at fair value:
Allocated share of Master Trust net assets	$574,673	$455,102
Popular, Inc. common stock	3,817	8,622
Private equity investment	937	836
Total investments	579,427	464,560
Receivables:
Cash and cash equivalents	96	18
Total assets	$579,523	$464,578